Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 3,321
In 2020	3,890
In 2021	0
In 2022	0
In 2023	0
Total	$ 7,211